ESTIMATION OF FAIR VALUE - Reconciliation Level 3 of the fair value hierarchy (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of fair value measurement of assets [line items]
Assets at the beginning of the period	$ 259,675,153
Assets at the end of the period	278,832,589	$ 259,675,153
Banco de Bogota S.A.
Disclosure of fair value measurement of assets [line items]
Assets at the beginning of the period	163,302,510
Assets at the end of the period	175,019,580	163,302,510
Banco Popular S.A.
Disclosure of fair value measurement of assets [line items]
Assets at the beginning of the period	24,648,668
Assets at the end of the period	25,117,577	24,648,668
Recurring fair value measurement
Disclosure of fair value measurement of assets [line items]
Assets at the beginning of the period	30,701,008
Assets at the end of the period	35,966,905	30,701,008
Recurring fair value measurement | Level 3 of fair value hierarchy
Disclosure of fair value measurement of assets [line items]
Assets at the beginning of the period	3,984,673
Assets at the end of the period	4,331,854	3,984,673
Financial Assets In Concession [Member] | Recurring fair value measurement | Level 3 of fair value hierarchy
Disclosure of fair value measurement of assets [line items]
Assets at the beginning of the period	2,488,414	2,282,611	$ 2,072,674
Valuation adjustment with an effect on income	217,616	205,803	209,937
Assets at the end of the period	2,706,030	2,488,414	2,282,611
Debt securities | Recurring fair value measurement
Disclosure of fair value measurement of assets [line items]
Assets at the beginning of the period	22,729,991
Assets at the end of the period	26,292,207	22,729,991
Debt securities | Recurring fair value measurement | Level 3 of fair value hierarchy
Disclosure of fair value measurement of assets [line items]
Assets at the beginning of the period	13,733	19,602	27,377
Valuation adjustment with an effect on income	(3,018)	(5,119)	765
Valuation adjustments with an effect on OCI			(8,540)
Sales/redemptions	(613)	(750)
Assets at the end of the period	10,102	13,733	19,602
Equity securities | Recurring fair value measurement
Disclosure of fair value measurement of assets [line items]
Assets at the beginning of the period	3,763,249
Assets at the end of the period	4,851,213	3,763,249
Equity securities | Recurring fair value measurement | Level 3 of fair value hierarchy
Disclosure of fair value measurement of assets [line items]
Assets at the beginning of the period	560,313	25,341
Adoption IFRS 9		102,214
Valuation adjustment with an effect on income	18,721	9,207
Valuation adjustments with an effect on OCI	3,101	1,426
Reclassification		25,989	25,341
Additions	238	396,136
Sales/redemptions	(74)
Assets at the end of the period	582,299	560,313	25,341
Equity securities | Recurring fair value measurement | Level 3 of fair value hierarchy | Banco de Bogota S.A.
Disclosure of fair value measurement of assets [line items]
Additions	330,350
Equity securities | Recurring fair value measurement | Level 3 of fair value hierarchy | Banco Popular S.A.
Disclosure of fair value measurement of assets [line items]
Additions	24,222
Equity securities | Recurring fair value measurement | Level 3 of fair value hierarchy | Alpopular S.A.
Disclosure of fair value measurement of assets [line items]
Additions	41,070
Equity securities | Recurring fair value measurement | Level 3 of fair value hierarchy | Fiduciaria Popular S.A.
Disclosure of fair value measurement of assets [line items]
Additions	494
Biological assets [member] | Recurring fair value measurement
Disclosure of fair value measurement of assets [line items]
Assets at the beginning of the period	84,206
Assets at the end of the period	104,857	84,206
Biological assets [member] | Recurring fair value measurement | Level 3 of fair value hierarchy
Disclosure of fair value measurement of assets [line items]
Assets at the beginning of the period	84,206	66,139	48,002
Valuation adjustment with an effect on income	18,914	20,606	13,503
Reclassification		(96)
Additions	20,559	20,900	24,409
Sales/redemptions	(18,822)	(23,343)	(19,775)
Assets at the end of the period	104,857	84,206	66,139
Investment property [member] | Recurring fair value measurement
Disclosure of fair value measurement of assets [line items]
Assets at the beginning of the period	836,324
Assets at the end of the period	928,566	836,324
Investment property [member] | Recurring fair value measurement | Level 3 of fair value hierarchy
Disclosure of fair value measurement of assets [line items]
Assets at the beginning of the period	836,324	783,794	610,188
Valuation adjustment with an effect on income	19,597	39,415	46,675
Valuation adjustments with an effect on OCI	5,288
Transfers to non-current assets held for sale	21,722	19,719	101,469
Reclassification	(2,078)	10,780	(30,143)
Additions	116,702	61,300	84,036
Sales/redemptions	(68,989)	(78,684)	(28,431)
Assets at the end of the period	$ 928,566	$ 836,324	$ 783,794